UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Fine Capital Partners, L.P.

Address: 590 Madison Avenue
         27th Floor
         New York, New York 10022

13F File Number: 28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Debra Fine
Title:  Manager of the General Partner
Phone:  (212) 492-8200



Signature, Place and Date of Signing:

/s/ Debra Fine                   New York, New York        February 14, 2013
-------------------------      ---------------------    ----------------------
     [Signature]                   [City, State]              [Date]












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Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:      995,289
                                           (in thousands)


List of Other Included Managers:

No.        Form 13F File Number              Name

1          028-14291                         Dekel Partners, L.P.
2          028-14286                         Fine Partners I, L.P.
3          028-14296                         Noga Partners, L.P.
4          000-00000                         Fine Offshore Fund, Ltd.







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                                                     FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP   (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE      SHARED NONE
ACCURIDE CORP NEW                 COM NEW       00439T206    4,333   1,349,719  SH         SOLE       N/A      1,349,719
ALLIANCE ONE INTL                   COM         018772103   30,352   8,338,410  SH         SOLE       N/A      8,338,410
CASTLE A M & CO                     COM         148411101   11,074     749,788  SH         SOLE       N/A        749,788
COINSTAR INC                        COM         19259P300   89,132   1,713,740  SH         SOLE       N/A      1,713,740
COWEN GROUP INC NEW                 CL A        223622101    8,004   3,267,058  SH         SOLE       N/A      3,267,058
DANA HLDG CORP                      COM         235825205   52,156   3,341,217  SH         SOLE       N/A      3,341,217
GENWORTH FINL INC                 COM CL A      37247D106   12,802   1,704,700  SH         SOLE       N/A      1,704,700
GREEN DOT CORP                      CL A        39304D102   10,767     882,500  SH         SOLE       N/A        882,500
HARRIS CORP DEL                     COM         413875105    9,577     195,600  SH         SOLE       N/A        195,600
HORNBECK OFFSHORE SVCS INC N        COM         440543106   64,120   1,867,197  SH         SOLE       N/A      1,867,197
LEAR CORP                         COM NEW       521865204   13,111     279,900  SH         SOLE       N/A        279,900
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106   15,337     132,200  SH         SOLE       N/A        132,200
LIVE NATION ENTERTAINMENT IN        COM         538034109   79,676   8,558,134  SH         SOLE       N/A      8,558,134
MBIA INC                            COM         55262C100    6,255     796,840  SH         SOLE       N/A        796,840
MBIA INC                            CALL        55262C100   15,065   1,919,100      CALL   SOLE       N/A      1,919,100
PHH CORP                          COM NEW       693320202   46,150   2,028,581  SH         SOLE       N/A      2,028,581
POLYONE CORP                        COM         73179P106   56,818   2,782,466  SH         SOLE       N/A      2,782,466
POPULAR INC                       COM NEW       733174700   24,486   1,177,800  SH         SOLE       N/A      1,177,800
PZENA INVESTMENT MGMT INC         CLASS A       74731Q103    1,485     275,072  SH         SOLE       N/A        275,072
REGIONS FINL CORP NEW               COM         7591EP100   41,264   5,787,418  SH         SOLE       N/A      5,787,418
SCIENTIFIC GAMES CORP               CL A        80874P109   82,284   9,490,705  SH         SOLE       N/A      9,490,705
SEARS HLDGS CORP                    COM         812350106   45,748   1,106,100  SH         SOLE       N/A      1,106,100
SEARS HOMETOWN & OUTLET STOR        COM         812362101   12,411     381,159  SH         SOLE       N/A        381,159
SYNOVUS FINL CORP                   COM         87161C105   25,272  10,315,272  SH         SOLE       N/A     10,315,272
AIRCASTLE LTD                       COM         G0129K104   21,987   1,753,336  SH         SOLE       N/A      1,753,336
ASSURED GUARANTY LTD                COM         G0585R106  116,499   8,186,849  SH         SOLE       N/A      8,186,849
ASSURED GUARANTY LTD                CALL        G0585R106   74,762   5,253,800      CALL   SOLE       N/A      5,253,800
TRONOX LTD                        SHS CL A      Q9235V101   24,362   1,334,900  SH         SOLE       N/A      1,334,900


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